Contract costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Opening balance	$ 1,590	$ 1,412
Incremental costs of obtaining a contract and contract fulfillment costs	1,035	969
Amortization included in operating costs	(811)	(791)
Dispositions	(6)	0
Ending balance	$ 1,808	$ 1,590
Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract costs, amortization period	12 months
Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract costs, amortization period	84 months